Rent Expense (Detail) (USD $)	1 Months Ended		12 Months Ended
	Oct. 14, 2014	Jul. 22, 2014	Jan. 31, 2014	Jan. 31, 2013
Commitments And Contingencies [Line Items]
Rent expense	$ 37,913.20	$ 32,872.50	$ 210,302	$ 97,402